Commitments and Contingencies	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Commitments and Contingencies

14.	Commitments and Contingencies

Significant expenditure under contracted supply agreements for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	525
1 - 5 years	-
More than 5 years	-
525

The Company previously entered into license agreements with Agriculture Canada (AG) for a technology to increase the concentration of avenanthramides in selected oat and with University of Alberta for a Pressurized Gaz expanded Technology (PGX) for the processing of various polymers. The royalty percentage rate would be 2% strictly for sales made from avenanthramides produced from the AG technology while royalty percentage rates would range between 1.0% to 3.5% for sales made from products manufactured using the PGX Technology, the rate being according to the classification of the resulting product (cosmeceutical, nutraceutical, pharmaceutical).